COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),

CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARES

COHEN & STEERS GLOBAL REALTY SHARES, INC.

CLASS A (CSFAX), CLASS C (CSFCX), CLASS F (GRSFX), CLASS I (CSSPX),

CLASS R (GRSRX) AND CLASS Z (CSFZX) SHARES

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

CLASS A (CSUAX), CLASS C (CSUCX), CLASS F (CSUFX), CLASS I (CSUIX),

CLASS R (CSURX) AND CLASS Z (CSUZX) SHARES

COHEN & STEERS INTERNATIONAL REALTY SHARES, INC.

CLASS A (IRFAX), CLASS C (IRFCX), CLASS F (IRFFX), CLASS I (IRFIX),

CLASS R (IRFRX) AND CLASS Z (IRFZX) SHARES

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC. (CSRIX)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX),

CLASS R (LPXRX) and CLASS Z (LPXZX) Shares

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

CLASS A (MLOAX), CLASS C (MLOCX), CLASS F (MLOFX), CLASS I (MLOIX),

CLASS R (MLORX) AND CLASS Z (MLOZX) SHARES

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS A (CPXAX), CLASS C (CPXCX), CLASS F (CPXFX), CLASS I (CPXIX),

CLASS R (CPRRX) AND CLASS Z (CPXZX) SHARES

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. (PISHX)

COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

CLASS A (CSEIX), CLASS C (CSCIX), CLASS F (CREFX), CLASS I (CSDIX),

CLASS R (CIRRX) AND CLASS Z (CSZIX) SHARES

COHEN & STEERS REALTY SHARES, INC.

CLASS A (CSJAX), CLASS C (CSJCX), CLASS F (CSJFX), CLASS I (CSJIX),

CLASS L (CSRSX), CLASS R (CSJRX) AND CLASS Z (CSJZX) SHARES

Supplement dated March 18, 2020 to

Statement of Additional Information dated March 1, 2020, as amended

MULTISAI032020

Effective March 17, 2020, the Board of Directors of the Funds approved Stephen Murphy as Chief Compliance Officer of the Funds. With the appointment of Mr. Murphy, the reference to the previous Chief Compliance Officer, Lisa D. Phelan, in the table under the heading “All Funds” in the “Management of the Funds—Officers of the Funds” section of each Fund’s Statement of Additional Information, is deleted and replaced with the following:

Name, Address(1) and Year of Birth	Position(s) Held with the Funds(2)	Principal Occupation During at Least the Past Five Years	Length of Time Served(3)

Stephen Murphy 1966	Chief Compliance Officer and Vice President	Senior Vice President of the Advisor since 2019. Prior to that, Managing Director at Mirae Asset Securities (USA) Inc. since 2017. Prior to that, Vice President and Chief Compliance Officer of Weiss Multi-Strategy Advisers LLC since 2011.	Since 2019

(1)	The address for all officers is 280 Park Avenue, New York, NY 10017.
(2)	Each appointed by the Board of Directors and serves at the pleasure of the Board of Directors.
(3)	The length of time served represents the year in which the officer was first appointed to any Fund in the Cohen & Steers Fund Complex.

The reference to Lisa D. Phelan in the table under the heading “Compensation of Directors and Certain Officers” section of each Fund’s Statement of Additional Information, is revised to add the following footnote:

Name of Person, Position	Low Duration Preferred and Income Fund	Preferred Securities and Income SMA Shares(2)	Alternative Income Fund	Global Infrastr ucture Fund	Global Realty Shares	Institutional Realty Shares	International Realty Fund	MLP & Energy Opportunity Fund	Preferred Securities and Income Fund	Real Assets Fund	Real Estate Securities Fund	Realty Shares	Total Compensation Paid to Director or Officer by Fund Complex(1)
Lisa D. Phelan, Chief Compliance Officer(4)	$14,453	$274	$609	$3,093	$13,901	$32,145	$6,052	$2,092	$72,682	$1,198	$55,980	$40,507	$332,500

(4) Effective March 17, 2020, Stephen Murphy serves as Chief Compliance Officer of the Funds. Mr. Murphy received no compensation from the Funds during calendar year ended December 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

MULTISAI032020